Property and Equipment	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property Plant and Equipment
NOTE 6 – PROPERTY AND EQUIPMENT
Major classes of property and equipment consist of the following:

(in ‘000)	December 31, 2021	December 31, 2020

Computer hardware	$15,747	$13,634
Computer software	9,023	8,211
Furniture and fixtures	2,242	2,284
Networking equipment	8,089	8,151
Leasehold improvements	2,793	2,803

Total property and equipment	37,894	35,083
Less: accumulated depreciation	(25,654)	(21,374)

Property and equipment (net)	$12,240	$13,709

Depreciation expense for the years ended December 31
, 2021
, 2020
and 2019
, was $3.7
 million, $4.5
 million, and $4.7
 million, respectively.